Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Total property and equipment excluding construction in progress	$ 2,416	$ 4,763	$ 2,799
Less: accumulated depreciation and amortization	(394)	(898)	(358)
Property and equipment excluding construction in progress, net	1,979	3,865	2,441
Charging station equipment construction in progress	99
Property and equipment, net	2,078	3,865	2,441
Charging Station Equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment excluding construction in progress	1,206	649
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment excluding construction in progress	151	151	261
Tools and plant equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment excluding construction in progress		2,715	2,354
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment excluding construction in progress		318	114
Software [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment excluding construction in progress	1,059	860
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment excluding construction in progress		$ 70	$ 70